Financial Results - Summary of Financial Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Results [Abstract]
Cash and cash equivalents	$ 133,180	$ 123,139	$ 150,320
Financial income on plan assets (Brazil)	42	78	164
Financial income from concessions IFRIC 12 (Brazil)	73,911	36,648	55,167
Interest collected to customers on energy bills and invoices	58,604	30,389	25,491
Other financial income	92,344	103,589	45,315
Total financial income	358,081	293,843	276,457
Financial costs	(1,071,759)	(869,535)	(773,157)
Bank loans	(162,192)	(97,495)	(84,753)
Unsecured obligations (bonds)	(312,204)	(215,836)	(284,842)
Financial leasing	(8,170)	(5,882)	(2,291)
Valuation of financial derivatives	(14,094)	(724)	(16,526)
Financial provisions	(147,194)	(175,831)	(162,558)
Post-employment benefit obligations	(83,463)	(37,907)	(29,735)
Capitalized borrowing costs	19,329	8,054	30,939
Formalization of debt and other associated expenses	(17,883)	(8,694)	(844)
Other financial costs	(345,888)	(335,220)	(222,547)
Gains (losses) from indexed assets and liabilities	270,380		(1,032)
Foreign currency exchange differences	110,635	(6,714)	58,934
Total financial costs	(690,744)	(876,249)	(715,255)
Total financial results	$ (332,663)	$ (582,406)	$ (438,798)